UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
						Washington, D.C. 20549

 							Form 13F

						FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
			          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Sprott Asset Management Inc

Address: 200 Bay Street, Suite 2700
         Toronto, Ontario Canada
         M5J 2J1



Form 13F File Number: 28- 11504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Steven Rostowsky
Title: Chief Financial Officer
Phone: 416-943-4369

Signature, Place, and Date of Signing:

 Steven Rostowsky    Toronto, Ontario, Canada    February 13, 2009


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

						FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 121

Form 13F Information Table Value Total: $ 270,341 (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state NONE and omit the column headings and list entries.


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                                                     FORM 13F INFORMATION TABLE

Name Of Issuer               Title  Of      Cusip    Value USD    Shares or  Sh/ Put/   Investme   Other Voting Authority
                                Class                 (x$1000)      Prn Amt  Prn Call   Discreti    Mgrs      Sole ShareNone

ABB Ltd                          Com     000375204          450              sh            Sole              30,000
Acergy SA                        Com     00443E104          347              sh            Sole              60,000
Activision Blizzard Inc.         Com     00507V109        1,157              sh            Sole             134,000
Agnico-Eagle Mines Limited       Com     008474108        7,524              sh            Sole             146,000
Alexco Resource Corp.            Com     01535P106          361              sh            Sole             267,800
Allied Nevada Gold Corp.         Com     019344100        1,227              sh            Sole             243,100
Allied World Assurance Co. H     Com     G0219G203          406              sh            Sole              10,000
Almaden Minerals Ltd.            Com     020283107        2,069              sh            Sole           3,000,000
Aluminum Corp of China Ltd       Com     022276109          405              sh            Sole              30,000
America Movil SAB DE CV          Com     02364W105          310              sh            Sole              10,000
American Dairy                   Com     025334103            8              sh            Sole                 500
American Oriental Bioenginee     Com     028731107        1,390              sh            Sole             204,700
A-Power Energy Generation Sy     Com     G04136100        1,032              sh            Sole             240,100
Assured Guaranty Ltd.            Com     G0585R106          342              sh            Sole              30,000
Aurizon Mines Ltd.               Com     05155P106        5,179              sh            Sole           1,580,900
Axis Capital Holdings Ltd.       Com     G0692U109          437              sh            Sole              15,000
Ball Corporation                 Com     058498106          416              sh            Sole              10,000
BCE Inc.                         Com     05534B760            5              sh            Sole                 265
BRISTOL MYERS SQUIBB CO          Com     110122108          465              sh            Sole              20,000
Brookfield Infrastructure Pa     Com     G16252101            1              sh            Sole                  51
Cal-Maine Foods Inc.             Com     128030202        8,924              sh            Sole             311,000
Cameco Corp                      Com     13321L108           69              sh            Sole               4,000
CE Franklin Ltd.                 Com     125151100            5              sh            Sole               2,000
Central Fund of Canada Limit     Com     153501101          220              sh            Sole              19,600
Central Sun Mining Inc           Com     155432107          204              sh            Sole             857,142
Century Aluminium Company        Com     156431108          850              sh            Sole              85,000
CERADYNE INC CALIF               Com     156710105          249              sh            Sole              12,250
China Life Insurance Company     Com     16939P106          417              sh            Sole               9,000
China Mobile Limited             Com     16941M109          508              sh            Sole              10,000
CNOOC Ltd                        Com     126132109          647              sh            Sole               6,800
Coeur d?Alene Mines Corporat     Com     192108108           23              sh            Sole              26,336
Cogent Inc.                      Com     19239Y108        1,357              sh            Sole             100,000
Compania De Minas Buenaventu     Com     204448104          498              sh            Sole              25,000
CONSOL Energy Inc.               Com     20854P109          571              sh            Sole              20,000
Copa Holdings, S.A.              Com     P31076105          515              sh            Sole              17,000
Cryptologic Limited              Com     G3159C109           85              sh            Sole              37,000
Denison Mines Inc.               Com     248356107        1,217              sh            Sole           1,015,000
Desarrolladora Homex             Com     25030W100          456              sh            Sole              20,000
E-House China Holdings Limit     Com     26852W103          324              sh            Sole              40,000
Eldorado Gold Corporation        Com     284902103       16,326              sh            Sole           2,060,629
Fiserv Inc.                      Com     337738108          218              sh            Sole               6,000
Fluor Corp                       Com     343412102          404              sh            Sole               9,000
Friedman Industries Inc.         Com     358435105          234              sh            Sole              35,000
Fuqi International Inc.          Com     36102A207          833              sh            Sole             133,065
Gerdau S.A.                      Com     373737105          462              sh            Sole              70,000
GOLDEN STAR RES LTD              Com     38119T104       10,594              sh            Sole          10,406,500
GOODRICH PETE CP HLDG NEW        Com     382410405          958              sh            Sole              32,000
Green Mountain Coffee Roaste     Com     393122106        1,143              sh            Sole              29,554
Guangshen Railway Company Li     Com     40065W107          377              sh            Sole              20,000
Halliburton Co                   Com     406216101          254              sh            Sole              14,000
Harry Winston Diamond Corpor     Com     41587B100           24              sh            Sole               5,200
Hecla Mining Company             Com     422704106          966              sh            Sole             345,200
Helmerich & Payne Inc.           Com     423452101            9              sh            Sole                 400
Huaneng Power International      Com     443304100          292              sh            Sole              10,000
IAMGold Corporation              Com     450913108       16,409              sh            Sole           2,629,743
International Tower Hill Min     Com     46051L104        1,581              sh            Sole           1,267,000
Intrepid Potash Inc.             Com     46121Y102          291              sh            Sole              14,000
Jacobs Engineering Group Inc     Com     469814107           72              sh            Sole               1,500
Jaguar Mining Inc.               Com     47009M103        1,025              sh            Sole             200,000
James River Coal Company         Com     470355207       43,028              sh            Sole           2,807,508
Keegan Resources Inc             Com     487275109        1,913              sh            Sole           1,975,000
Kimber Resources Inc.            Com     49435N101        4,167              sh            Sole           8,185,998
Kinross Gold Corporation         Com     496902404       18,468              sh            Sole             999,743
Kodiak Oil & Gas Corp.           Com     50015Q100          328              sh            Sole           1,057,100
Kraft Foods Inc. - Class A       Com     50075N104        1,342              sh            Sole              50,000
Legg Mason Inc.                  Com     524901105          548              sh            Sole              25,000
Mag Silver Corp.                 Com     55903Q104       19,275              sh            Sole           4,292,009
Marathon Oil Corp                Com     565849106           22              sh            Sole                 800
MasterCard, Inc.                 Com     57636Q104          286              sh            Sole               2,000
McDermott International Inc.     Com     580037109           49              sh            Sole               5,000
Millicom International Cellu     Com     L6388F110          449              sh            Sole              10,000
Minco Gold Corporation           Com     60254D108        2,086              sh            Sole           4,234,300
Minefinders Corporation Ltd.     Com     602900102        3,554              sh            Sole             690,000
Mines Management Inc.            Com     603432105          127              sh            Sole             100,000
Mosaic Company                   Com     61945A107          232              sh            Sole               6,700
Mylan Inc                        Com     628530107          247              sh            Sole              25,000
National Oilwell Varco Inc.      Com     637071101          244              sh            Sole              10,000
NetEase.com, Inc.                Com     64110W102          442              sh            Sole              20,000
New Gold Inc.                    Com     644535106        4,374              sh            Sole           3,010,120
New Oriental Education & Tec     Com     647581107          275              sh            Sole               5,000
Newmont Mining Corporation       Com     651639106           41              sh            Sole               1,000
Nexen Inc                        Com     65334H102        4,295              sh            Sole             243,900
Nokia Corp                       Com     654902204          281              sh            Sole              18,000
Northwest Pipe Company           Com     667746101        1,065              sh            Sole              25,000
Oilsands Quest Inc.              Com     678046103          853              sh            Sole           1,169,200
Paramount Gold and Silver Co     Com     69924P102        1,281              sh            Sole           2,786,000
PETRO-CANADA-COM                 Com     71644E102           35              sh            Sole               1,600
PetroChina Company Ltd           Com     71646E100          445              sh            Sole               5,000
Petroleo Brasileiro S.A.         Com     71654V408          441              sh            Sole              18,000
Pfizer Inc                       Com     717081103          691              sh            Sole              39,000
Potash Corp of Sask Inc          Com     73755L107          404              sh            Sole               5,500
PowerSecure International In     Com     73936N105          240              sh            Sole              72,900
Pride International Inc          Com     74153Q102        1,118              sh            Sole              70,000
Rambus Inc.                      Com     750917106        1,592              sh            Sole             100,000
Randgold Resources Limited,      Com     752344309          474              sh            Sole              10,800
Rogers Communications Inc -      Com     775109200           24              sh            Sole                 800
Rubicon Minerals Corporation     Com     780911103        5,238              sh            Sole           4,492,722
S&P Depository Receipts          Com     78462F103        4,646              sh            Sole              51,500
SanDisk Corporation              Com     80004C101          480              sh            Sole              50,000
Seabridge Gold Inc.              Com     811916105       11,094              sh            Sole             857,428
Shanda Interactive Entertain     Com     81941Q203          324              sh            Sole              10,000
Silver Wheaton Corp.             Com     828336107       11,702              sh            Sole           1,781,700
Solitario Exploration & Roya     Com     8342EP107        6,695              sh            Sole           4,480,300
SPDR Gold Trust                  Com     78463V107          355              sh            Sole               4,100
STAAR Surgical Company           Com     852312305          143              sh            Sole              60,000
Stryker Corp.                    Com     863667101            8              sh            Sole                 200
Suncor Energy Inc.               Com     867229106           78              sh            Sole               4,000
SXC Health Solutions Corp        Com     78505P100          765              sh            Sole              41,000
TALISMAN ENERGY INC              Com     87425E103        2,348              sh            Sole             234,800
TELEFONICA ESPANA                Com     879382208          472              sh            Sole               7,000
Thompson Creek Metals Compan     Com     884768102          209              sh            Sole              52,050
THQ Inc.                         Com     872443403          168              sh            Sole              40,000
U.S. Energy Corp.                Com     911805109        2,916              sh            Sole           1,778,500
U.S. Gold Corp.                  Com     912023207          305              sh            Sole             331,947
UBS AG                           Com     H89231338          743              sh            Sole              52,000
Unitedhealth Group Inc.          Com     91324P102          532              sh            Sole              20,000
VimpelCom                        Com     68370R109          945              sh            Sole             132,000
Warner Chilcott Limited - Cl     Com     G9435N108          435              sh            Sole              30,000
Western Goldfields Inc.          Com     95828P203        2,792              sh            Sole           1,735,000
Yamana Gold Inc.                 Com     98462Y100        8,694              sh            Sole           1,120,603
Yanzhou Coal Mining Co Ltd       Com     984846105          376              sh            Sole              50,000



                         121                            270,341   75,433,163                             75,433,163

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